Leases - Supplemental Cash Flow Information Relating to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash payments for operating leases	$ 14,067	$ 856
Right-of-use assets obtained in exchange for operating lease liabilities	$ 50,611	$ 71,824